UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:            $1,056
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number             Name
--------------------            -----

(1)  028-10548                   SLS Offshore Fund, Ltd.
(2)  028-13248                   SLS Investors, LP


                                                  FORM 13F INFORMATION TABLE
                                                     SLS MANAGEMENT, LLC
                                                       December 31, 2012



COLUMN 1                COLUMN  2     COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8

                        TITLE                      VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER          OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------         ---------     ------      ---------     --------  ---------  ----------- --------- -----     ------- -----

DIANA SHIPPING INC      COM           Y2066G104     1,056       144,600   SH            SOLE               144,600




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